Consolidated Balance Sheets (Parentheticals) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Statement of Financial Position [Abstract]
Net of allowance for doubtful accounts (in Dollars)	$ 46,722	$ 33,184
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	14,006,250	14,006,250
Ordinary shares, shares outstanding	14,006,250	14,006,250